SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue Recognition [Abstract]
Notice period to cancel lease agreements	30 days
Property, Plant and Equipment [Line Items]
Amortization of deferred financing costs	$ 9,090	$ 9,582	$ 9,320
Assisted Living/Memory Care Properties
Revenue Recognition [Abstract]
Estimated length of stay of residents	24 months
Independent Living Properties
Revenue Recognition [Abstract]
Estimated length of stay of residents	33 months
Buildings
Real Estate Investments [Abstract]
Estimated remaining useful life	40 years
Building improvements | Minimum
Real Estate Investments [Abstract]
Estimated remaining useful life	3 years
Building improvements | Maximum
Real Estate Investments [Abstract]
Estimated remaining useful life	10 years
Other fixed assets | Minimum
Real Estate Investments [Abstract]
Estimated remaining useful life	3 years
Other fixed assets | Maximum
Real Estate Investments [Abstract]
Estimated remaining useful life	5 years
In-place lease and other intangibles
Real Estate Investments [Abstract]
Estimated useful life	18 years 4 months	5 years 2 months
In-place lease and other intangibles | Minimum
Real Estate Investments [Abstract]
Estimated useful life	24 months
In-place lease and other intangibles | Maximum
Real Estate Investments [Abstract]
Estimated useful life	33 months
Other intangibles | Minimum
Real Estate Investments [Abstract]
Estimated useful life	5 years
Other intangibles | Maximum
Real Estate Investments [Abstract]
Estimated useful life	13 years
Above / Below market intangibles | Minimum
Real Estate Investments [Abstract]
Estimated useful life	15 years
Above / Below market intangibles | Maximum
Real Estate Investments [Abstract]
Estimated useful life	17 years
Ground lease intangibles | Minimum
Real Estate Investments [Abstract]
Estimated useful life	74 years
Ground lease intangibles | Maximum
Real Estate Investments [Abstract]
Estimated useful life	82 years
Interest rate caps
Real Estate Properties [Line Items]
Gain (loss) on interest rate caps	$ (100)	$ (200)	$ (1,000)
Interest rate caps, fair value		$ 100